Taxes (Details) - Schedule of income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes (Details) - Schedule of income tax provision [Line Items]
Total	$ 3,054,983	$ 1,589,101	$ 1,158,465
Cayman Islands [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Current
Deferred
BVI [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Current
Deferred
Hong Kong [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Current
Deferred
China [Member]
Taxes (Details) - Schedule of income tax provision [Line Items]
Current	3,367,763	1,790,739	993,144
Deferred	$ (312,780)	$ (201,638)	$ 165,321